Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 460		$ 8,133,655		$ (6,003,292)	$ 2,130,823
Balance, shares at Dec. 31, 2020	1	4,597,000
Net income (loss)						(4,664,412)	(4,664,412)
Share-based compensation charges				1,571,857			1,571,857
Shares issued for services				20,000			20,000
Shares issued for services, shares		2,857
Issuance of common stock from subscriptions		$ 49	(32,500)	3,410,380			3,377,929
Issuance of common stock from subscriptions, shares		487,205
Issuance of common stock for acquisition		$ 3		199,997			200,000
Issuance of common stock for acquisition, shares		28,571
Shares issued in Offering		$ 7		499,993			500,000
Shares issued in Offering, shares		71,429
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net income (loss)						(1,869,721)	(1,869,721)
Share-based compensation charges				328,460			328,460
Collections of common stock subscriptions			32,500				32,500
Balance at Mar. 31, 2022		$ 519		14,164,342		(12,537,425)	1,627,436
Balance, shares at Mar. 31, 2022	1	5,187,062
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net income (loss)							(1,391,967)
Balance at Jun. 30, 2022		$ 922		24,060,753		(12,059,671)	12,002,004
Balance, shares at Jun. 30, 2022	1	9,207,415
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net income (loss)						(4,639,662)	(4,639,662)
Share-based compensation charges				1,136,638			1,136,638
Shares issued for services		$ 23		290,528			290,551
Shares issued for services, shares		235,000
Shares issued in Initial Public Offering		$ 375		8,974,282			8,974,657
Shares issued in Initial Public Offering, shares		3,750,000
Issuance of shares for contingent stock liability		$ 24		495,976			496,000
Issuance of shares for contingent stock liability, shares		235,294
Fractional share adjustment
Fractional share adjustment, shares		59
Foreign Currency Translation					214,253		214,253
Collections of common stock subscriptions			32,500				32,500
Balance at Dec. 31, 2022		$ 941		24,733,306	214,253	(15,307,366)	9,641,134
Balance, shares at Dec. 31, 2022	1	9,407,415
Balance at Mar. 31, 2022		$ 519		14,164,342		(12,537,425)	1,627,436
Balance, shares at Mar. 31, 2022	1	5,187,062
Net income (loss)						477,754	477,754
Share-based compensation charges				365,606			365,606
Shares issued for services		$ 4		60,547			60,551
Shares issued for services, shares		35,000
Shares issued in Initial Public Offering		$ 375		8,974,282			8,974,657
Shares issued in Initial Public Offering, shares		3,750,000
Issuance of shares for contingent stock liability		$ 24		495,976			496,000
Issuance of shares for contingent stock liability, shares		235,294
Fractional share adjustment
Fractional share adjustment, shares		59
Balance at Jun. 30, 2022		$ 922		24,060,753		(12,059,671)	12,002,004
Balance, shares at Jun. 30, 2022	1	9,207,415
Balance at Mar. 31, 2022		$ 519		14,164,342		(12,537,425)	1,627,436
Balance, shares at Mar. 31, 2022	1	5,187,062
Shares issued for services							$ 290,551
Shares issued for services, shares							235,000
Balance at Dec. 31, 2022		$ 941		24,733,306	214,253	(15,307,366)	$ 9,641,134
Balance, shares at Dec. 31, 2022	1	9,407,415
Net income (loss)						(2,111,830)	(2,111,830)
Share-based compensation charges				383,100			383,100
Shares issued in Offering		$ 225		2,783,160			2,783,385
Shares issued in Offering, shares		2,248,521
Foreign Currency Translation					270,983		270,983
Balance at Mar. 31, 2023		$ 1,166		27,899,566	485,236	(17,419,196)	10,966,772
Balance, shares at Mar. 31, 2023	1	11,655,936
Balance at Dec. 31, 2022		$ 941		24,733,306	214,253	(15,307,366)	9,641,134
Balance, shares at Dec. 31, 2022	1	9,407,415
Net income (loss)							(4,717,655)
Balance at Jun. 30, 2023		$ 1,166		28,154,012	559,112	(20,025,021)	8,689,269
Balance, shares at Jun. 30, 2023	1	11,655,936
Balance at Mar. 31, 2023		$ 1,166		27,899,566	485,236	(17,419,196)	10,966,772
Balance, shares at Mar. 31, 2023	1	11,655,936
Net income (loss)						(2,605,825)	(2,605,825)
Share-based compensation charges				254,446			254,446
Foreign Currency Translation					73,876		73,876
Balance at Jun. 30, 2023		$ 1,166		$ 28,154,012	$ 559,112	$ (20,025,021)	$ 8,689,269
Balance, shares at Jun. 30, 2023	1	11,655,936